Shareholder Report, Holdings (Details)	May 31, 2026
C000028102 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028102 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028102 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028102 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028102 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028102 | Seagate Technology Holdings PLC - ABFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028102 | KLA Corp. - ABFR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028102 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028102 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028102 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028102 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028102 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028102 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028102 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028102 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028102 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028102 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028102 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028102 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028102 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028099 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028099 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028099 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028099 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028099 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028099 | Seagate Technology Holdings PLC - ABFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028099 | KLA Corp. - ABFR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028099 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028099 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028099 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028099 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028099 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028099 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028099 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028099 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028099 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028099 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028099 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028099 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028101 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028101 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028101 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028101 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028101 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028101 | Seagate Technology Holdings PLC - ABFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028101 | KLA Corp. - ABFR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028101 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028101 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028101 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028101 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028101 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028101 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028101 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028101 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028101 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028101 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028101 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028101 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028101 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028105 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028105 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000028105 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028105 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028105 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028105 | Seagate Technology Holdings PLC - ABFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028105 | KLA Corp. - ABFR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028105 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028105 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000028105 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028105 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028105 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028105 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000028105 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000028105 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000028105 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028105 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028105 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028105 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028105 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000135457 | Microsoft Corp. - ABFR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000135457 | Apple, Inc. - ABFR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000135457 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000135457 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135457 | Broadcom, Inc. - ABFR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000135457 | Seagate Technology Holdings PLC - ABFR_G7997R103
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135457 | KLA Corp. - ABFR_482480100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000135457 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135457 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000135457 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000135457 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000135457 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000135457 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000135457 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000135457 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000135457 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135457 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135457 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135457 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135457 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%